Business Combination - Schedule of Proforma Information of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Business Combinations [Abstract]
Revenues	$ 145,580	$ 117,890	$ 394,496	$ 336,693
Net income	$ 16,157	$ 21,969	$ 29,754	$ 26,011